Segment Information (Details)	9 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Description of CODM	The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has four reportable segments, including auto eInsurance business, technology service and auto service business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results.
Reportable segment	4